PGIM Target Date 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 97.9%
Affiliated Mutual Funds
Domestic Equity — 46.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	144,055	$2,088,804
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	329,062	17,012,486
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	233,208	2,325,086
		21,426,376
Fixed Income — 27.0%
PGIM Core Conservative Bond Fund (Class R6)	263,896	2,309,094
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	316,210	2,324,142
PGIM TIPS Fund (Class R6)	409,876	3,471,652
PGIM Total Return Bond Fund (Class R6)	359,431	4,388,654
		12,493,542
International Equity — 24.7%
PGIM Global Real Estate Fund (Class R6)	111,505	2,308,159
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	128,640	2,024,796
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	423,765	7,119,245
		11,452,200

Total Long-Term Investments (cost $35,294,538)		45,372,118

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $975,822)	975,822	975,822

TOTAL INVESTMENTS 100.0% (cost $36,270,360)(wa)		46,347,940
Liabilities in excess of other assets (0.0)%		(13,061)

Net Assets 100.0%		$46,334,879

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2040 Fund